Interest Expense (Tables)	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Summary of Interest Expense

	$ million
	2017	2016	2015
Interest incurred and similar charges	3,448	2,732	1,832
Less: interest capitalised	(622)	(725)	(839)
Other net losses/(gains) on fair value hedges of debt	114	4	(37)
Accretion expense	1,102	1,192	932
Total	4,042	3,203	1,888